SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING ALTERNATIVE FUNDS
For the Allspring Global Long/Short Equity Fund
Allspring U.S. Long/Short Equity Fund
(each a “Fund”, together the “Funds”)

I. Prospectus

Effective immediately, Kevin Cole, CFA is added as a portfolio manager to the Global Long/Short Equity Fund.

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kevin Cole, CFA, Portfolio Manager / 2024 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2014[1] David Krider, CFA, Portfolio Manager / 2014[1]
1.	Includes Portfolio Manager’s tenure with the Fund’s predecessor, 361 Global Long/Short Equity Fund.

Effective immediately, Kevin Cole, CFA is added as a portfolio manager to the U.S. Long/Short Equity Fund.

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Ryan Brown, CFA, Portfolio Manager / 2016[1] Kevin Cole, CFA, Portfolio Manager / 2024 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2016[1]
1.	Includes Portfolio Manager’s tenure with the Fund’s predecessor, 361 Domestic Long/Short Equity Fund.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Kevin Cole, CFA Global Long/Short Equity Fund U.S. Long/Short Equity Fund	Mr. Cole joined Allspring Investments or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager for the Systematic Edge team.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Allspring Investments
Kevin Cole, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0

Allspring Investments
Kevin Cole, CFA[1]	Registered Investment Companies
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Kevin Cole, CFA became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of October 31, 2023, at which time Kevin Cole, CFA was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring Investments[1]
Kevin Cole, CFA[2]	Global Long/Short Equity Fund U.S. Long/Short Equity Fund	$0 $0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Kevin Cole, CFA became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of October 31, 2023, at which time Kevin Cole, CFA was not a portfolio manager of the Fund.

January 24, 2024	SUP4596 01-24